Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)		$ 13,962	$ 4,734	[1]	$ (10,113)	[1]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization		2,122	1,961	[1]	1,884	[1]
Impairment losses				[1]	1,595	[1]
Deferred tax expense (benefit)		6	(97)	[1]	(2,227)	[1]
Share based compensation expense		634	429	[1]	270	[1]
Provision for doubtful debts, net			(164)	[1]	38	[1]
Revaluation of liabilities and interest expense on liabilities to the OCS			(4,774)	[1]	(919)	[1]
Changes in operating assets and liabilities:
Trade accounts receivable, net		(484)	(7,365)	[1]	(2,735)	[1]
Inventories		(5,323)	1,728	[1]	(5,080)	[1]
Due from related parties		(699)	536	[1]	(96)	[1]
Other assets		(378)	(1,144)	[1]	1,040	[1]
Trade accounts payable		198	277	[1]	2,886	[1]
Other current liabilities		2,673	1,827	[1]	1,656	[1]
Liability in respect of patent litigation			(14,600)	[1]	14,600	[1]
Liability for employee severance benefits, net		171	62	[1]	(67)	[1]
Net cash provided by (used in) operating activities from continuing operations		12,882	(16,590)	[1]	2,732	[1]
Net cash used in operating activities from discontinued operations	[2]	(11,247)	(758)	[1]	(982)	[1]
Net cash provided by (used in) operating activities		1,635	(17,348)	[1]	1,750	[1]
Cash flows from investing activities:
Repayment of short-term deposits			7,875	[1]	1,461	[1]
Purchase of fixed assets		(3,138)	(1,293)	[1]	(2,228)	[1]
Purchase of intangible assets		(84)	(183)	[1]	(71)	[1]
Net cash provided by (used in) investing activities from continuing operations		(3,222)	6,399	[1]	(838)	[1]
Net cash provided by (used in) investing activities from discontinued operations	[3]	29,854	(164)	[1]	174	[1]
Net cash provided by (used in) investing activities		26,632	6,235	[1]	(664)	[1]
Cash flows from financing activities:
Repayment of contingent liability				[1]	(169)	[1]
Payment to OCS			(4)	[1]	(37)	[1]
Share issuance, net				[1]	11,904	[1]
Proceeds from exercise of share options and RSUs		1,341		[1]	34	[1]
Dividend payment		(5,001)		[1]		[1]
Net cash (used in) provided by financing activities from continuing operations		(3,660)	(4)	[1]	11,732	[1]
Net cash (used in) provided by financing activities		(3,660)	(4)	[1]	11,732	[1]
Effect of exchange rate changes on cash		(603)	24	[1]	(205)	[1]
Net (decrease) increase in cash and cash equivalents		24,004	(11,093)	[1]	12,613	[1]
Cash and cash equivalents at beginning of the year	[1]	19,740	30,833		18,220
Cash and cash equivalents at end of the year		43,744	19,740	[1]	30,833	[1]
A. Cash paid during the year for:
Interest paid		17		[1]		[1]
Income taxes		$ 1,378	$ 629	[1]	$ 523	[1]

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19
[2]	Including adjustment for the gain from sale of the discontinued operation in the amount of $12,807 in 2017.
[3]	Including net proceeds from the sale of the discontinued operation of $29,967 in 2017.